Nuveen Global High Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
JGH
Nu
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 134.4%  (96.9% of Total Investments)
X –
CORPORATE BONDS - 84.6% (61.0% of Total Investments) X 265,157,500
Automobiles & Components - 3.1%
$ 3,000 Dana Inc 4.250% 9/01/30 $ 2,650,916
3,000 Goodyear Tire & Rubber Co/The 5.250% 4/30/31 2,754,603
3,000 IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 3,015,339
476 Nemak SAB de CV, 144A 3.625% 6/28/31 385,723
1,055 Phinia Inc, 144A , (WI/DD) 6.750% 4/15/29 1,065,173
Total Automobiles & Components 9,871,754
Banks - 0.8%
875 Access Bank PLC, 144A 6.125% 9/21/26 810,512
650 Akbank TAS, 144A 6.800% 2/06/26 651,567
1,250 Grupo Aval Ltd, 144A 4.375% 2/04/30 1,054,495
Total Banks 2,516,574
Capital Goods - 3.2%
2,090 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 2,070,904
5,470 Albion Financing 2 Sarl, 144A 8.750% 4/15/27 5,449,576
625 Cemex SAB de CV, 144A 5.125% 9/08/72 604,026
1,710 Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC, 144A
9.000% 2/15/29 1,768,342
Total Capital Goods 9,892,848
Commercial & Professional Services - 1.9%
825 Ambipar Lux Sarl, 144A 9.875% 2/06/31 826,609
1,000 Boost Newco Borrower LLC, 144A 7.500% 1/15/31 1,046,813
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 1,437,289
2,225 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 1,892,100
600 VT Topco Inc, 144A 8.500% 8/15/30 633,348
Total Commercial & Professional Services 5,836,159
Consumer Discretionary Distribution & Retail - 5.4%
2,605 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 2,360,239
1,035 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 955,124
1,500 Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A 8.000% 2/15/31 1,497,561
650 (b) B2W Digital Lux Sarl, 144A 4.375% 12/20/30 93,080
2,000 Kohl's Corp 4.625% 5/01/31 1,683,050
945 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 868,581
790 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 826,464
3,900 Michaels Cos Inc/The, 144A 7.875% 5/01/29 2,925,910
750 Michaels Cos Inc/The, 144A 5.250% 5/01/28 639,060
3,500 Staples Inc, 144A 7.500% 4/15/26 3,415,901
1,000 Staples Inc, 144A 10.750% 4/15/27 950,539
580 Wand NewCo 3 Inc, 144A 7.625% 1/30/32 599,852
Total Consumer Discretionary Distribution & Retail 16,815,361
Consumer Durables & Apparel - 0.4%
605 Amer Sports Co, 144A 6.750% 2/16/31 603,461
725 Wolverine World Wide Inc, 144A 4.000% 8/15/29 581,888
Total Consumer Durables & Apparel 1,185,349

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 1.9%
$ 1,050 Churchill Downs Inc, 144A 5.750% 4/01/30 $ 1,013,567
1,980 Cinemark USA Inc, 144A 5.250% 7/15/28 1,874,372
835 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 765,675
400 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 359,165
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 987,151
1,000 Wynn Macau Ltd, 144A 5.500% 10/01/27 957,271
Total Consumer Services 5,957,201
Energy - 14.5%
1,335 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 1,283,816
1,200 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 1,203,642
875 Civitas Resources Inc, 144A 8.750% 7/01/31 936,302
1,440 Civitas Resources Inc, 144A 8.375% 7/01/28 1,515,905
2,330 CNX Resources Corp, 144A 7.250% 3/01/32 2,368,277
625 Ecopetrol SA 6.875% 4/29/30 610,229
1,000 Ecopetrol SA 5.875% 11/02/51 719,807
80 Ecopetrol SA 8.375% 1/19/36 80,754
1,500 Ecopetrol SA 8.875% 1/13/33 1,586,598
2,351 Energean Israel Finance Ltd, 144A, Reg S 5.875% 3/30/31 2,060,651
485 Energian Israel Finance Ltd, 144A, Reg S 8.000% 9/02/53 479,482
335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 358,097
275 EQM Midstream Partners LP, 144A 7.500% 6/01/27 281,984
985 Genesis Energy LP / Genesis Energy Finance Corp 8.250% 1/15/29 1,011,197
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 1,286,985
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 4/15/30 1,277,736
500 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 486,161
1,070 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 1,089,889
1,500 Leviathan Bond Ltd, 144A, Reg S 6.500% 6/30/27 1,445,832
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 486,296
1,500 MEDCO MAPLE TREE PTE LTD, 144A 8.960% 4/27/29 1,558,467
768 Medco Oak Tree Pte Ltd, 144A 7.375% 5/14/26 768,889
2,000 MEG Energy Corp, 144A 5.875% 2/01/29 1,965,237
1,325 Parkland Corp, 144A 4.500% 10/01/29 1,225,517
980 Petrobras Global Finance BV 6.900% 3/19/49 950,712
6,671 Petroleos Mexicanos 6.700% 2/16/32 5,547,888
1,000 Petroleos Mexicanos 10.000% 2/07/33 995,900
1,500 Petroleos Mexicanos 6.500% 1/23/29 1,340,305
206 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 205,766
290 Shelf Drilling Holdings Ltd, 144A 9.625% 4/15/29 280,149
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 878,593
1,000 SM Energy Co 6.750% 9/15/26 1,001,000
1,410 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 1,291,166
800 Talos Production Inc, 144A 9.000% 2/01/29 849,574
400 Transocean Inc, 144A 8.750% 2/15/30 417,592
500 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 520,356
1,109 Tullow Oil PLC, 144A 10.250% 5/15/26 1,054,574
880 Venture Global LNG Inc, 144A 8.125% 6/01/28 897,764
2,860 Venture Global LNG Inc, 144A 9.875% 2/01/32 3,082,348
Total Energy 45,401,437
Equity Real Estate Investment Trusts (REITs) - 1.3%
1,910 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 1,991,557
1,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 941,905
1,080 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 1,119,667
Total Equity Real Estate Investment Trusts (REITs) 4,053,129

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 6.0%
$ 2,000 Compass Group Diversified Holdings LLC, 144A 5.000% 1/15/32 $ 1,787,510
2,555 FirstCash Inc, 144A 6.875% 3/01/32 2,553,809
1,125 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 1,130,790
2,000 Hunt Cos Inc, 144A 5.250% 4/15/29 1,826,203
1,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 1,321,519
1,275 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 1,152,270
652 Mexico Remittances Funding Fiduciary Estate Management
Sarl, 144A
4.875% 1/15/28 584,912
1,000 NCR Corp ATM, 144A 9.500% 4/01/29 1,069,609
1,000 NFP Corp, 144A 7.500% 10/01/30 1,053,506
600 NFP Corp, 144A 8.500% 10/01/31 660,335
3,500 OneMain Finance Corp 7.875% 3/15/30 3,610,498
2,100 PennyMac Financial Services Inc, 144A 7.875% 12/15/29 2,157,844
Total Financial Services 18,908,805
Food, Beverage & Tobacco - 1.9%
630 Chobani LLC / Chobani Finance Corp Inc, 144A 7.625% 7/01/29 638,663
500 Minerva Luxembourg SA, 144A 8.875% 9/13/33 526,078
1,750 Primo Water Holdings Inc, 144A 4.375% 4/30/29 1,609,257
3,425 Triton Water Holdings Inc, 144A 6.250% 4/01/29 3,119,541
Total Food, Beverage & Tobacco 5,893,539
Health Care Equipment & Services - 2.7%
1,750 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 1,350,557
1,000 CHS/Community Health Systems Inc, 144A 10.875% 1/15/32 1,030,021
1,000 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 997,981
450 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 414,180
460 DaVita Inc, 144A 3.750% 2/15/31 385,141
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 1,900,095
1,295 LifePoint Health Inc, 144A 11.000% 10/15/30 1,384,084
1,115 Surgery Center Holdings Inc, 144A , (WI/DD) 7.250% 4/15/32 1,123,659
Total Health Care Equipment & Services 8,585,718
Household & Personal Products - 1.1%
3,325 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
7.000% 12/31/27 3,302,924
Total Household & Personal Products 3,302,924
Insurance - 2.5%
2,475 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 2,234,454
1,265 Acrisure LLC / Acrisure Finance Inc, 144A 8.250% 2/01/29 1,270,677
1,045 Ardonagh Finco Ltd, 144A 7.750% 2/15/31 1,040,283
830 Ardonagh Group Finance Ltd, 144A 8.875% 2/15/32 819,478
1,500 Credit Suisse Group AG 7.500% 1/17/72 165,000
1,000 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 990,000
545 Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC, 144A
7.250% 2/15/31 547,058
1,000 SBL Holdings Inc, 144A 6.500% 12/30/49 780,400
Total Insurance 7,847,350
Materials - 7.8%
1,200 AngloGold Ashanti Holdings PLC 6.500% 4/15/40 1,190,463
1,925 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 2,021,029
495 Avient Corp, 144A 7.125% 8/01/30 507,527
1,000 Braskem Netherlands Finance BV, 144A 8.500% 1/12/31 1,036,987
1,325 Cemex SAB de CV, 144A 9.125% 12/30/49 1,439,419
700 Cia de Minas Buenaventura SAA, 144A 5.500% 7/23/26 675,316
875 Constellium SE, 144A 3.750% 4/15/29 787,235
300 First Quantum Minerals Ltd, 144A 8.625% 6/01/31 291,624

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 2,070 Mineral Resources Ltd, 144A 8.500% 5/01/30 $ 2,132,177
1,580 Mineral Resources Ltd, 144A 8.000% 11/01/27 1,612,251
750 NOVA Chemicals Corp, 144A 9.000% 2/15/30 773,821
600 OCP SA, 144A 5.125% 6/23/51 451,050
960 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 870,954
1,160 Olympus Water US Holding Corp, 144A 6.250% 10/01/29 1,061,744
585 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 595,824
500 Sasol Financing USA LLC, 144A 8.750% 5/03/29 509,346
1,500 Sasol Financing USA LLC 5.500% 3/18/31 1,263,673
4,270 SunCoke Energy Inc, 144A 4.875% 6/30/29 3,866,071
2,000 Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.125% 4/01/29 580,000
2,850 Tronox Inc, 144A 4.625% 3/15/29 2,556,268
380 WR Grace Holdings LLC, 144A 4.875% 6/15/27 361,145
Total Materials 24,583,924
Media & Entertainment - 6.2%
100 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 83,805
1,700 CSC Holdings LLC, 144A 11.250% 5/15/28 1,684,603
1,655 CSC Holdings LLC, 144A 11.750% 1/31/29 1,657,581
1,250 CSC Holdings LLC, 144A 5.375% 2/01/28 1,075,153
2,285 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 2,161,693
1,750 DISH Network Corp, 144A 11.750% 11/15/27 1,786,629
1,000 Getty Images Inc, 144A 9.750% 3/01/27 999,467
1,545 Gray Escrow Inc, 144A 5.375% 11/15/31 1,013,086
1,325 Gray Television Inc, 144A 4.750% 10/15/30 868,986
1,275 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,067,779
2,500 Sunrise FinCo I BV, 144A 4.875% 7/15/31 2,231,195
530 Univision Communications Inc, 144A 7.375% 6/30/30 524,086
925 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 855,225
4,000 VZ Secured Financing BV, 144A 5.000% 1/15/32 3,434,414
Total Media & Entertainment 19,443,702
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
2,740 Bausch Health Cos Inc, 144A 4.875% 6/01/28 1,495,228
2,650 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 2,356,135
1,300 Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 1,331,686
1,000 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 1,096,799
Total Pharmaceuticals, Biotechnology & Life Sciences 6,279,848
Real Estate Management & Development - 1.3%
1,758 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 1,565,733
2,175 Kennedy-Wilson Inc 5.000% 3/01/31 1,692,484
1,125 Kennedy-Wilson Inc 4.750% 3/01/29 926,129
Total Real Estate Management & Development 4,184,346
Software & Services - 4.2%
4,200 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 3,801,000
2,225 CA Magnum Holdings, 144A 5.375% 10/31/26 2,125,579
3,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 2,751,140
1,023 Rackspace Finance LLC, 144A 3.500% 5/15/28 516,552
1,145 UKG Inc, 144A 6.875% 2/01/31 1,166,442
3,000 Virtusa Corp, 144A 7.125% 12/15/28 2,679,519
Total Software & Services 13,040,232

Principal
Amount (000)   Description (a) Coupon Maturity Value
Technology Hardware & Equipment - 0.5%
$ 1,600 Xerox Holdings Corp, 144A 8.875% 11/30/29 $ 1,630,019
Total Technology Hardware & Equipment 1,630,019
Telecommunication Services - 6.6%
355 Altice France SA/France, 144A 8.125% 2/01/27 277,489
1,550 C&W Senior Finance Ltd, 144A 6.875% 9/15/27 1,463,806
725 CT Trust, 144A 5.125% 2/03/32 642,769
1,905 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 1,613,587
1,500 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 1,531,993
2,375 Iliad Holding SASU, 144A 7.000% 10/15/28 2,350,567
1,155 Iliad Holding SASU, 144A 6.500% 10/15/26 1,144,182
3,585 Level 3 Financing Inc, 144A 3.400% 3/01/27 3,638,775
1,000 Level 3 Financing Inc, 144A 10.500% 5/15/30 1,042,500
1,500 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 1,577,505
900 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 853,672
525 Millicom International Cellular SA, 144A 7.375% 4/02/32 525,000
250 Millicom International Cellular SA, 144A 4.500% 4/27/31 214,349
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 1,284,636
2,880 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 2,482,226
Total Telecommunication Services 20,643,056
Transportation - 3.7%
1,000 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 1,012,500
1,100 Allegiant Travel Co, 144A 7.250% 8/15/27 1,094,143
1,000 American Airlines Inc, 144A 8.500% 5/15/29 1,056,457
500 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 452,169
1,340 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 1,187,212
580 GN Bondco LLC, 144A 9.500% 10/15/31 578,963
750 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 743,624
4,000 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 3,753,825
1,750 Transnet SOC Ltd, 144A 8.250% 2/06/28 1,739,080
Total Transportation 11,617,973
Utilities - 5.6%
750 AES Espana BV, 144A 5.700% 5/04/28 690,000
1,815 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 1,667,700
1,625 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 1,532,960
800 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 663,436
1,400 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 1,338,470
500 Eskom Holdings SOC Ltd, 144A 8.450% 8/10/28 495,880
4,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 4,213,973
750 NPC Ukrenergo, 144A 6.875% 11/09/28 278,625
250 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 227,921
2,250 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 2,080,233
3,750 Talen Energy Supply LLC, 144A 8.625% 6/01/30 4,010,076
599 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 466,978
Total Utilities 17,666,252
Total Corporate Bonds
(cost $281,961,835) 265,157,500

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 16.4% (11.8% of Total Investments) X 51,380,536
Angola - 1.1%
$ 1,500 Angolan Government International Bond, 144A 8.250% 5/09/28 $ 1,441,540
1,050 Angolan Government International Bond, 144A 8.750% 4/14/32 963,537
900 Angolan Government International Bond, 144A 8.000% 11/26/29 837,108
Total Angola 3,242,185
Brazil - 0.3%
1,000 Brazilian Government International Bond 7.125% 5/13/54 1,006,550
Total Brazil 1,006,550
Colombia - 1.6%
3,175 Colombia Government International Bond 3.250% 4/22/32 2,469,913
1,320 Colombia Government International Bond 7.500% 2/02/34 1,348,251
1,400 Colombia Government International Bond 3.125% 4/15/31 1,117,091
Total Colombia 4,935,255
Cote d'Ivoire - 0.9%
1,700 Ivory Coast Government International Bond, 144A 8.250% 1/30/37 1,703,400
1,396 Ivory Coast Government International Bond, 144A 5.750% 12/31/32 1,326,882
Total Cote d'Ivoire 3,030,282
Dominican Republic - 1.2%
1,500 Dominican Republic International Bond, 144A 4.875% 9/23/32 1,342,914
1,175 Dominican Republic International Bond, 144A 5.300% 1/21/41 997,482
1,000 Dominican Republic International Bond, 144A 4.500% 1/30/30 909,927
650 Dominican Republic International Bond, 144A 5.500% 2/22/29 630,180
Total Dominican Republic 3,880,503
Ecuador - 0.5%
1,768 Ecuador Government International Bond, 144A 5.000% 7/31/30 1,197,371
371 Ecuador Government International Bond, 144A 1.000% 7/31/35 194,979
80 Ecuador Government International Bond, 144A 0.000% 7/31/30 39,444
Total Ecuador 1,431,794
Egypt - 1.3%
2,300 Egypt Government International Bond, 144A 7.053% 1/15/32 1,900,283
1,700 Egypt Government International Bond, 144A 7.600% 3/01/29 1,564,000
975 Egypt Government International Bond, 144A 8.500% 1/31/47 771,537
Total Egypt 4,235,820
El Salvador - 0.2%
925 El Salvador Government International Bond, 144A 8.625% 2/28/29 802,218
Total El Salvador 802,218
Guatemala - 0.3%
1,000 Guatemala Government Bond, 144A 6.125% 6/01/50 929,463
Total Guatemala 929,463
Honduras - 0.6%
1,250 Honduras Government International Bond, 144A 6.250% 1/19/27 1,204,290
750 Honduras Government International Bond, 144A 5.625% 6/24/30 665,471
Total Honduras 1,869,761
Iraq - 0.5%
1,550 Iraq International Bond, 144A 5.800% 1/15/28 1,458,364
Total Iraq 1,458,364
Jordan - 0.6%
825 Jordan Government International Bond, 144A 5.850% 7/07/30 757,928
500 Jordan Government International Bond, 144A 7.750% 1/15/28 505,945
500 Jordan Government International Bond, 144A 6.125% 1/29/26 490,625
Total Jordan 1,754,498

Principal
Amount (000)   Description (a) Coupon Maturity Value
Kenya - 1.0%
$ 2,000 Republic of Kenya Government International Bond, 144A 7.000% 5/22/27 $ 1,945,808
750 Republic of Kenya Government International Bond, 144A 9.750% 2/16/31 767,813
825 Republic of Kenya Government International Bond, 144A 6.300% 1/23/34 672,568
Total Kenya 3,386,189
Mongolia - 0.4%
675 Mongolia Government International Bond, 144A 4.450% 7/07/31 570,713
500 Mongolia Government International Bond, 144A 8.650% 1/19/28 526,496
Total Mongolia 1,097,209
Nigeria - 0.7%
1,425 Nigeria Government International Bond, 144A 7.875% 2/16/32 1,288,756
1,200 Nigeria Government International Bond, 144A 6.125% 9/28/28 1,085,232
Total Nigeria 2,373,988
Panama - 0.3%
1,000 Panama Government International Bond 8.000% 3/01/38 1,047,610
Total Panama 1,047,610
Republic of Serbia - 0.5%
1,375 Serbia International Bond, 144A 6.500% 9/26/33 1,400,781
Total Republic of Serbia 1,400,781
Rwanda - 0.6%
2,450 Rwanda International Government Bond, 144A 5.500% 8/09/31 1,980,261
Total Rwanda 1,980,261
Senegal - 0.6%
2,100 Senegal Government International Bond, 144A 6.250% 5/23/33 1,785,244
Total Senegal 1,785,244
South Africa - 0.7%
1,475 Republic of South Africa Government International Bond 7.300% 4/20/52 1,275,875
1,400 Republic of South Africa Government International Bond 5.000% 10/12/46 941,850
Total South Africa 2,217,725
Turkey - 1.7%
1,575 Turkiye Government International Bond 7.625% 5/15/34 1,578,938
1,500 Turkiye Government International Bond 6.500% 9/20/33 1,404,165
1,250 Turkiye Government International Bond 5.875% 6/26/31 1,143,750
1,225 Turkiye Government International Bond 6.000% 1/14/41 1,006,190
Total Turkey 5,133,043
Ukraine - 0.2%
675 Ukraine Government International Bond, 144A 7.750% 9/01/27 228,825
750 Ukraine Government International Bond, 144A 7.253% 3/15/35 217,875
500 Ukraine Government International Bond, 144A 6.876% 5/21/31 145,750
Total Ukraine 592,450
Uzbekistan - 0.6%
1,075 Republic of Uzbekistan International Bond, 144A 5.375% 2/20/29 1,010,818
745 Republic of Uzbekistan International Bond, 144A 7.850% 10/12/28 778,525
Total Uzbekistan 1,789,343
Total Sovereign Debt
(cost $55,830,369) 51,380,536

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Principal
Amount (000) Description (a) Coupon (c)
Reference
Rate (c) Spread (c) Maturity (d) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 12.1% (8.7% of Total Investments) (c) X 37,808,689
Capital Goods - 1.3%
$ 250 Foundation Building Materials
Inc., Term Loan , (WI/DD)
TBD TBD TBD TBD $ 251,360
898 TransDigm, Inc., Term Loan J 8.598% SOFR30A 3.250% 2/28/31 903,159
3,017 Windsor Holdings III, LLC, Term
Loan B
9.823% TSFR1M 4.500% 8/01/30 3,033,007
Total Capital Goods 4,187,526
Commercial & Professional Services - 0.4%
1,365 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 1,371,545
Total Commercial & Professional Services 1,371,545
Consumer Discretionary Distribution & Retail - 1.3%
1,456 Great Outdoors Group, LLC,
Term Loan B
9.079% SOFR30A 3.750% 3/05/28 1,457,880
1,950 PetSmart, Inc., Term Loan B 9.180% SOFR30A 3.750% 2/12/28 1,947,972
345 Wand NewCo 3, Inc., Term
Loan B
8.598% SOFR90A 3.250% 1/30/31 346,375
218 WOOF Holdings, Inc, Term
Loan, First Lien
9.321% SOFR90A 3.750% 12/21/27 174,600
Total Consumer Discretionary Distribution & Retail 3,926,827
Consumer Services - 0.9%
1,290 Carnival Corporation, Term
Loan B
8.319% TSFR1M 3.000% 8/09/27 1,293,747
405 Formula One Holdings Limited,
Term Loan B
7.559% SOFR90A 2.250% 1/15/30 405,911
347 GVC Holdings (Gibraltar)
Limited, Term Loan B
3.500% 3-Month LIBOR 3.500% 10/31/29 349,209
644 Life Time Fitness Inc , Term
Loan B
9.824% SOFR90A 4.750% 1/15/26 648,517
Total Consumer Services 2,697,384
Food, Beverage & Tobacco - 0.9%
866 Pegasus Bidco BV, Term Loan 8.598% SOFR90A 3.250% 7/12/29 867,697
1,950 Triton Water Holdings, Inc, Term
Loan
8.860% SOFR90A 3.250% 3/31/28 1,931,977
Total Food, Beverage & Tobacco 2,799,674
Health Care Equipment & Services - 4.2%
518 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 519,671
2,705 Medline Borrower, LP, Term
Loan B
8.441% SOFR30A 3.000% 10/23/28 2,713,953
2,796 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 2,799,433
2,000 Parexel International
Corporation, Term Loan, First
Lien
8.691% TSFR1M 3.250% 11/15/28 2,006,820
4,000 Phoenix Newco Inc., Term Loan
, (WI/DD)
TBD TBD TBD TBD 4,013,640
1,120 Select Medical Corporation,
Term Loan B1
8.330% SOFR30A 3.000% 3/05/27 1,123,305
4 US Radiology Specialists, Inc.,
Term Loan
10.748% SOFR90A 5.250% 12/15/27 3,677
Total Health Care Equipment & Services 13,180,499

Principal
Amount (000) Description (a) Coupon (c)
Reference
Rate (c) Spread (c) Maturity (d) Value
Household & Personal Products - 0.2%
$ 780 Journey Personal Care Corp.,
Term Loan B
9.691% TSFR1M 4.250% 3/01/28 $ 769,860
Total Household & Personal Products 769,860
Insurance - 0.2%
623 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 624,653
Total Insurance 624,653
Materials - 0.8%
2,119 Nouryon Finance B.V., Term
Loan B
9.382% SOFR90A 4.000% 4/03/28 2,128,258
279 W.R. Grace & Co.-Conn., Term
Loan B
9.321% SOFR90A 3.750% 9/22/28 279,429
Total Materials 2,407,687
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
129 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 129,476
1,983 Jazz Financing Lux S.a.r.l., Term
Loan B
8.445% SOFR30A 3.000% 5/05/28 1,995,411
Total Pharmaceuticals, Biotechnology & Life Sciences 2,124,887
Software & Services - 0.4%
1,104 Open Text Corporation, Term
Loan B
8.176% TSFR1M 2.750% 1/31/30 1,107,460
92 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.580% TSFR3M 6.250% 5/15/28 92,203
Total Software & Services 1,199,663
Telecommunication Services - 0.2%
628 GOGO Intermediate Holdings
LLC, Term Loan B
9.191% TSFR1M 3.750% 4/28/28 627,629
Total Telecommunication Services 627,629
Transportation - 0.4%
638 AAdvantage Loyalty IP Ltd.,
Term Loan
10.329% TSFR3M 4.750% 4/20/28 663,134
592 Brown Group Holding, LLC,
Term Loan B2
8.322% SOFR90A 3.000% 6/09/29 593,205
9 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 9,584
Total Transportation 1,265,923
Utilities - 0.2%
622 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 624,932
Total Utilities 624,932
Total Variable Rate Senior Loan Interests
(cost $37,415,259) 37,808,689
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 11.6% (8.4% of Total
Investments) X 36,267,024
Automobiles & Components - 1.1%
$ 3,664 General Motors Financial Co Inc 5.750% N/A (e) $ 3,458,187
Total Automobiles & Components 3,458,187

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Principal
Amount (000) Description (a) Coupon Maturity Value
Banks - 2.0%
$ 400 Banco de Credito e Inversiones SA, 144A 8.750% N/A (e) $ 412,500
1,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 902,049
840 Citigroup Inc 7.625% N/A (e) 881,888
1,000 NBK Tier 1 Ltd, 144A 3.625% N/A (e) 920,000
345 PNC Financial Services Group Inc/The 6.200% N/A (e) 344,102
475 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 469,110
385 Turkiye Garanti Bankasi AS, 144A 8.375% 2/28/34 384,038
825 Wells Fargo & Co 7.625% N/A (e) 881,684
1,000 Yapi ve Kredi Bankasi AS, 144A 9.250% 1/17/34 1,027,500
Total Banks 6,222,871
Capital Goods - 0.9%
1,000 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 993,178
1,750 AerCap Holdings NV 5.875% 10/10/79 1,737,457
Total Capital Goods 2,730,635
Energy - 1.6%
2,000 Enbridge Inc 8.500% 1/15/84 2,173,070
1,900 Energy Transfer LP 6.500% N/A (e) 1,862,270
1,000 Energy Transfer LP 7.125% N/A (e) 976,286
Total Energy 5,011,626
Financial Services - 0.4%
1,500 Ally Financial Inc 4.700% N/A (e) 1,286,003
Total Financial Services 1,286,003
Food, Beverage & Tobacco - 0.7%
1,500 Land O' Lakes Inc, 144A 8.000% N/A (e) 1,297,500
1,000 Land O' Lakes Inc, 144A 7.000% N/A (e) 760,000
Total Food, Beverage & Tobacco 2,057,500
Insurance - 0.9%
1,000 Assurant Inc 7.000% 3/27/48 1,018,369
1,765 Enstar Finance LLC 5.750% 9/01/40 1,711,881
Total Insurance 2,730,250
Media & Entertainment - 0.5%
1,750 Paramount Global 6.375% 3/30/62 1,616,955
Total Media & Entertainment 1,616,955
Telecommunication Services - 0.8%
1,300 Network i2i Ltd, 144A 5.650% N/A (e) 1,285,875
1,500 Vodafone Group PLC 4.125% 6/04/81 1,291,986
Total Telecommunication Services 2,577,861
Utilities - 2.7%
2,000 Edison International 5.375% N/A (e) 1,935,376
1,000 Emera Inc 6.750% 6/15/76 987,624
1,500 NRG Energy Inc, 144A 10.250% N/A (e) 1,609,062
2,000 Vistra Corp, 144A 8.875% N/A (e) 2,062,783
2,000 Vistra Corp, 144A 7.000% N/A (e) 1,980,291
Total Utilities 8,575,136
Total $1,000 Par (or similar) Institutional Preferred
(cost $36,767,806) 36,267,024

Principal
Amount (000) Description (a),(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 8.1% (5.9% of Total Investments) X 25,455,006
Banks - 6.6%
$ 1,800 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 1,935,828
1,975 Banco Mercantil del Norte SA/Grand Cayman, 144A 8.375% N/A (e) 2,021,126
1,200 Banco Santander SA 9.625% N/A (e) 1,321,750
1,100 Banco Santander SA 4.750% N/A (e) 956,672
1,000 Bancolombia SA 4.625% 12/18/29 974,789
1,475 Barclays PLC 8.000% N/A (e) 1,471,960
1,000 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 1,055,987
2,000 BNP Paribas SA, 144A 7.000% N/A (e) 1,981,403
2,000 ING Groep NV 6.500% N/A (e) 1,975,158
2,000 Intesa Sanpaolo SpA, 144A 7.700% N/A (e) 1,991,956
1,000 Lloyds Banking Group PLC 8.000% N/A (e) 1,006,866
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (e) 1,919,689
980 Societe Generale SA, 144A 9.375% N/A (e) 1,014,852
1,200 UniCredit SpA, Reg S 8.000% N/A (e) 1,200,108
Total Banks 20,828,144
Financial Services - 1.5%
1,650 Deutsche Bank AG 6.000% N/A (e) 1,523,326
2,030 UBS Group AG, 144A 9.250% N/A (e) 2,290,930
750 UBS Group AG, 144A 9.250% N/A (e) 812,606
Total Financial Services 4,626,862
Total Contingent Capital Securities
(cost $24,897,884) 25,455,006
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 1.2% (0.9% of Total Investments) X 3,694,211
Banks - 0.1%
25,200 Western Alliance Bancorp 4.250% $ 453,600
Total Banks 453,600
Energy - 0.5%
60,000 NuStar Energy LP 12.357% 1,551,600
Total Energy 1,551,600
Financial Services - 0.3%
33,625 Synchrony Financial 8.250% 840,961
Total Financial Services 840,961
Insurance - 0.3%
35,000 American Equity Investment Life Holding Co 6.625% 848,050
Total Insurance 848,050
Total $25 Par (or similar) Retail Preferred
(cost $3,801,810) 3,694,211
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) X 641,587
$ 750 (g) Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 $ 641,587
Total Asset-Backed Securities
(cost $750,000) 641,587

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares Description (a) Value
X –
COMMON STOCKS - 0.2% (0.1% of Total Investments) X 587,036
Semiconductors & Semiconductor Equipment - 0.0%
717 (h) Bright Bidco BV $ 234
Total Semiconductors & Semiconductor Equipment 234
Transportation - 0.2%
47,127 (h) Grupo Aeromexico SAB de CV 586,802
Total Transportation 586,802
Total Common Stocks
(cost $885,858) 587,036
Total Long-Term Investments
(cost $442,310,821) 420,991,589
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.3% (3.1% of Total Investments)
–
REPURCHASE AGREEMENTS - 4.3% (3.1% of Total Investments) X 13,407,524
$ 13,000 (i) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 13,000,000
408 (j) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 407,524
Total Repurchase Agreements
(cost $13,407,524) 13,407,524
Total Short-Term Investments
(cost $13,407,524) 13,407,524
Total Investments (cost $455,718,345 ) - 138.7% 434,399,113
Borrowings - (38.0)% (k),(l) (119,000,000)
Other Assets & Liabilities, Net -  (0.7)% (2,117,608)
Net Assets Applicable to Common Shares - 100% $ 313,281,505
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (m)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 87,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,350,999 $ 3,350,999

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 265,157,500 $ – $ 265,157,500
Sovereign Debt – 51,380,536 – 51,380,536
Variable Rate Senior Loan Interests – 37,808,689 – 37,808,689
$1,000 Par (or similar) Institutional
Preferred – 36,267,024 – 36,267,024
Contingent Capital Securities – 25,455,006 – 25,455,006
$25 Par (or similar) Retail Preferred 3,694,211 – – 3,694,211
Asset-Backed Securities – – 641,587 641,587
Common Stocks – 587,036 – 587,036
Short-Term Investments:
Repurchase Agreements – 13,407,524 – 13,407,524
Investments in Derivatives:
Interest Rate Swaps* – 3,350,999 – 3,350,999
Total
$ 3,694,211 $ 433,414,314 $ 641,587 $ 437,750,112
* Represents net unrealized appreciation (depreciation).
JGH
Asset-Backed
Securities
Balance at the beginning of period $ 648,570
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (6,983)
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 641,587
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end
$ (6,983)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(d) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JGH
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $13,000,000 on 4/1/24, collateralized by
Government Agency Securities, with coupon rates 2.500%–3.000% and maturity dates 11/15/44–2/15/45, valued at $13,260,013.
(j) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $407,524 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $415,699.
(k) Borrowings as a percentage of Total Investments is 27.4%.
(l) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(m) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.